CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Additional Paid-in Capital [Member]	Retained Earnings / (Accumulated deficit) [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2014	$ 1,464,428	$ 888	$ (74,373)	$ 1,390,943
Net (Loss)/Income		173,170		173,170
Other comprehensive income (loss)			10,249	10,249
Capital contribution of Former Parent, net	9,424			9,424
Dividends	(118,523)	(81,477)		(200,000)
Balance at Dec. 31, 2015	1,355,329	92,581	(64,124)	1,383,786
Net (Loss)/Income		(18,223)		(18,223)
Other comprehensive income (loss)			11,857	11,857
Capital contribution of Former Parent, net	3,797			3,797
Dividends	(53,185)	(148,815)		(202,000)
Compensation relating to restricted stock awards	40			40
Compensation relating to restricted stock units awards	184			184
Compensation relating to stock options	71			71
Balance at Dec. 31, 2016	1,306,236	(74,457)	(52,267)	1,179,512
Net (Loss)/Income		(106,088)		(106,088)
Other comprehensive income (loss)			11,860	11,860
Forfeitures of vested restricted stock awards	(261)			(261)
Compensation relating to restricted stock awards	841			841
Compensation relating to restricted stock units awards	2,141			2,141
Compensation relating to stock options	826			826
Repurchase of common stock	(3,177)			(3,177)
Balance at Dec. 31, 2017	$ 1,306,606	$ (180,545)	$ (40,407)	$ 1,085,654